UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      March 31, 2008
Ended:                                     -------------------------------------

Check here if Amendment [ ];Amendment
Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional lnvestment Manager filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
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Form 13F File Number:
28-                     12309
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Patricia Watters
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Title:   Chief Operating Officer
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Phone:   (949)261-4900
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Signature, Place, and Date of Signing:

  /s/ Patricia Watters           Irvine, CA                     May 1, 2008
 ----------------------- -----------------------------  ------------------------
        [Signature]             [City, State]                     [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number          Name

  28-       06193               Bogle Investment Management, L.P.

  28-       10617               PilotRock Investment Partners GP,
                                LLC

  28        00861               J.&W. Seligman & Co. Incorporated

  28        10078               Karsch Capital Management, LP

  28        10784               Greenway Trading LLC